Basis of preparation of consolidated financial statements and material accounting policy information - Intangible assets acquired separately (Details)	12 Months Ended
Dec. 31, 2024
Website and mobile apps
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	2 years
Trademark and technology | Bottom
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	10 years
Trademark and technology | Top of range
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	20 years
Products development cost
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	3 years
Computer software
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	3 years
Customer relationship
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	10 years